Summary of Significant Accounting Policies (Details 5) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2011 Y M Loan	Dec. 31, 2010 Loan	Dec. 31, 2011 Two real estate developments	Dec. 31, 2011 Two real estate developments	Dec. 09, 2011 Two real estate developments
Loans Held for Investment
Number of mortgage and mezzanine loans secured by real estate	3	6
Aggregate carrying values of mortgages and mezzanine loans	$ 162,832,000	$ 395,934,000
Weighted average maturity period (in months)	6
Amortization period for payments of interest and principal on mortgage notes and mezzanine loans (in years)	30
Interest rates on mortgage notes and mezzanine loans, minimum (as a percent)	5.90%
Interest rates on mortgage notes and mezzanine loans, maximum (as a percent)	7.00%
Weighted average interest rates on mortgage notes and mezzanine loans (as a percent)	6.30%
Interest income on loans held for investment	24,300,000	4,600,000
Business acquisition
Number of real estate assets				$ 2
Interest rate on secured loan (as a percent)				7.00%
Amount drawn on secured loan			50,700,000	50,700,000
Payment to acquire equity interest			$ 88,800,000
Ownership interest (as a percent)					50.00%